NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Calculating Diluted Earnings Per Share	The following table sets forth securities outstanding that could potentially dilute the calculation of diluted earnings per share:

	Nine Months Ended September 30,
	2024	2023
Stock options outstanding	185,642	195,656
Junior Note Warrants	859,315	—
Public Warrants	417,770	417,770
June 2023 Senior Note Warrants	335,210	335,211
Pre-Funded Warrants	837,116	—
August 2024 Warrants Issued with Junior Notes	19,892	—
Unvested restricted stock units	6,620	23,901
If-converted Common Stock from Series A Preferred Stock(1)	119,445	151,945
If-converted Common Stock from convertible notes	32,932,138	335,661
Total	35,713,148	1,460,144

(1) Assumes that all shares of Series A Preferred Stock are converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00 (as adjusted by the Reverse Stock Split), representing the maximum number of shares issuable to holders of Series A Preferred Stock.

The following table sets forth securities outstanding that could potentially dilute the calculation of diluted earnings per share:

	For the Year Ended December 31,
	2023	2022
Stock options outstanding	7,547,750	3,133,270
Warrants to purchase Common Stock - liability classified	38,710,785	—
Warrants to purchase Common Stock - equity classified	13,408,430	2,061,545
Unvested restricted stock units	888,373	542,706
If-converted Common Stock from Series A Preferred Stock(1)	6,077,810	—
If-converted Common Stock from convertible notes	13,426,430	—
If-converted common shares from Legacy Nuburu convertible notes	—	864,868
Total	80,059,578	6,602,389

(1)
Assumes that all shares of Series A Preferred Stock are converted into Common Stock at a conversion rate equal to $10.00 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.